Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment information
Schedule of information by segment

	Consumer product			Trading			EV			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Revenue from external customers	$45,821,163	$22,388,827	$31,889,149	$3,379,705	$3,776,842	$1,829,475	$29,702	$3,395,730	$8,578,988	$49,230,570	$29,561,399	$42,297,612
Revenue from inter segment	(1,005,029)	(7,790,931)	(2,736,204)	—	—	(24,550)	—	—	—	(1,005,029)	(7,790,931)	(2,760,754)
Cost of revenue	40,138,663	14,347,896	23,693,289	2,270,766	3,290,089	1,412,062	843,641	3,894,334	6,636,402	43,253,070	21,532,319	31,741,753
Gross profit	5,682,500	8,040,931	8,195,860	1,108,939	486,753	417,413	(813,939)	(498,604)	1,942,586	5,977,500	8,029,080	10,555,859
Interest Expenses	355,400	292,996	290,383	71,979	126,030	124,587	15,883	207,317	136,162	443,262	626,343	551,044
Depreciation & amortization	276,170	420,301	454,178	—	—	25,345	627,958	526,725	299,075	904,128	947,026	778,598
Capital expenditure	6,787,833	13,512,820	74,202	—	209,721	—	12,106	792,981	8,061	6,799,939	14,515,522	82,263
Segment assets	81,944,714	84,899,512	83,024,439	9,487,143	7,777,390	5,988,364	24,018,920	41,517,112	49,474,923	115,450,777	134,194,014	138,487,726
Segment profit	$2,430,387	$4,135,969	$5,258,037	$(83,910)	$(134,511)	$203,157	$(12,005,760)	$(3,004,827)	$(2,513,613)	$(9,659,283)	$996,631	$2,947,581

Schedule of long-lived assets, by geographic information about the revenues

	Years ended December 31,
	2019	2018	2017
Revenue from China	$49,230,570	$29,561,399	$42,297,612
Revenue directly from foreign countries	—	—	—
Total Revenue	$49,230,570	$29,561,399	$42,297,612